Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.60%
FHLB	0.80%	3-4-2026	$ 75,000	$ 69,331
FHLB	2.13	6-9-2023	35,000	34,972
FHLB	2.50	2-13-2024	10,000	10,012
FHLB	2.75	12-13-2024	20,000	20,018
FHLB	3.25	6-9-2023	50,000	50,543
FHLB	3.25	11-16-2028	105,000	106,676
FNMA	0.38	7-21-2025	95,000	88,206
FNMA	0.38	8-25-2025	60,000	55,533
FNMA	1.88	9-24-2026	135,000	129,546
FNMA	2.13	4-24-2026	28,000	27,322
FNMA	2.63	9-6-2024	100,000	100,091
FNMA	2.88	9-12-2023	65,000	65,443
Total Agency securities (Cost $792,703)				757,693
U.S. Treasury securities: 97.85%
TIPS	0.13	7-15-2024	269,897	278,669
TIPS	0.13	10-15-2024	504,050	518,515
TIPS	0.13	10-15-2025	653,466	669,114
TIPS	0.13	7-15-2026	2,028,573	2,069,283
TIPS	0.13	4-15-2027	625,965	634,462
TIPS	0.13	1-15-2030	2,155,771	2,145,814
TIPS	0.13	7-15-2030	723,067	721,188
TIPS	0.13	1-15-2031	11,040	10,978
TIPS	0.13	7-15-2031	986,461	982,685
TIPS	0.13	1-15-2032	995,251	988,616
TIPS	0.25	1-15-2025	36,400	37,447
TIPS	0.25	7-15-2029	16,852	17,037
TIPS	0.38	7-15-2023	1,031,133	1,064,726
TIPS	0.38	7-15-2025	42,415	43,899
TIPS	0.38	1-15-2027	184,404	189,096
TIPS	0.38	7-15-2027	1,679,993	1,725,186
TIPS	0.50	4-15-2024	1,635,125	1,692,376
TIPS	0.50	1-15-2028	1,543,718	1,585,446
TIPS	0.63	1-15-2024	1,657,801	1,717,486
TIPS	0.63	1-15-2026	66,520	69,061
TIPS	0.75	7-15-2028	435,051	454,913
TIPS	0.88	1-15-2029	579,944	609,173
TIPS	2.00	1-15-2026	2,504,919	2,727,035
TIPS	2.38	1-15-2025	1,332,500	1,447,030
TIPS	2.38	1-15-2027	1,315,321	1,472,903
TIPS	2.50	1-15-2029	1,104,287	1,277,468
TIPS	3.63	4-15-2028	17,768	21,479
TIPS	3.88	4-15-2029	1,573,326	1,969,136
U.S. Treasury Bond	6.13	11-15-2027	215,000	249,929
U.S. Treasury Bond	6.13	8-15-2029	115,000	139,438
U.S. Treasury Bond	6.38	8-15-2027	125,000	146,069
U.S. Treasury Bond	6.88	8-15-2025	20,000	22,523
U.S. Treasury Note	0.13	6-30-2023	345,000	337,413
U.S. Treasury Note	0.13	7-31-2023	335,000	326,991
U.S. Treasury Note	0.13	2-15-2024	345,000	331,914
U.S. Treasury Note	0.25	9-30-2023	345,000	336,025
U.S. Treasury Note	0.25	7-31-2025	470,000	434,346
U.S. Treasury Note	0.38	7-31-2027	185,000	163,226
U.S. Treasury Note	0.50	6-30-2027	320,000	284,600
See accompanying notes to portfolio of investments

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Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.50%	8-31-2027	$ 10,000	$ 8,858
U.S. Treasury Note	0.63	10-15-2024	240,000	228,984
U.S. Treasury Note	0.63	5-15-2030	30,000	25,288
U.S. Treasury Note	0.63	8-15-2030	45,000	37,700
U.S. Treasury Note	0.75	3-31-2026	505,000	467,362
U.S. Treasury Note	0.88	11-15-2030	1,135,000	968,164
U.S. Treasury Note	1.00	7-31-2028	630,000	562,743
U.S. Treasury Note	1.13	2-15-2031	915,000	794,227
U.S. Treasury Note	1.25	4-30-2028	120,000	109,336
U.S. Treasury Note	1.38	8-31-2026	380,000	358,150
U.S. Treasury Note	1.38	10-31-2028	505,000	460,083
U.S. Treasury Note	1.50	8-15-2026	325,000	307,811
U.S. Treasury Note	1.50	2-15-2030	475,000	431,192
U.S. Treasury Note	1.63	11-30-2026	410,000	389,372
U.S. Treasury Note	1.75	11-15-2029	85,000	78,867
U.S. Treasury Note	1.88	8-31-2024	160,000	157,431
U.S. Treasury Note	1.88	7-31-2026	20,000	19,271
U.S. Treasury Note	1.88	2-28-2029	445,000	418,057
U.S. Treasury Note	2.00	4-30-2024	10,000	9,906
U.S. Treasury Note	2.00	5-31-2024	269,000	266,257
U.S. Treasury Note	2.00	6-30-2024	185,000	182,933
U.S. Treasury Note	2.00	2-15-2025	597,000	586,226
U.S. Treasury Note	2.00	11-15-2026	520,000	501,536
U.S. Treasury Note	2.13	2-29-2024	378,000	375,874
U.S. Treasury Note	2.13	3-31-2024	500,000	496,797
U.S. Treasury Note	2.25	12-31-2023	472,000	471,078
U.S. Treasury Note	2.25	1-31-2024	474,000	472,648
U.S. Treasury Note	2.25	4-30-2024	235,000	233,871
U.S. Treasury Note	2.25	10-31-2024	490,000	485,425
U.S. Treasury Note	2.25	2-15-2027	485,000	472,212
U.S. Treasury Note	2.25	8-15-2027	480,000	465,713
U.S. Treasury Note	2.25	11-15-2027	650,000	629,738
U.S. Treasury Note	2.38	8-15-2024	500,000	497,480
U.S. Treasury Note	2.50	5-15-2024	455,000	454,929
U.S. Treasury Note	2.63	12-31-2023	375,000	376,538
U.S. Treasury Note	2.63	3-31-2025	345,000	344,259
U.S. Treasury Note	2.63	1-31-2026	445,000	442,375
U.S. Treasury Note	2.63	2-15-2029	85,000	83,629
U.S. Treasury Note	2.75	11-15-2023	16,000	16,096
U.S. Treasury Note	2.75	2-15-2024	35,000	35,183
U.S. Treasury Note	2.75	8-31-2025	325,000	324,886
U.S. Treasury Note	2.75	2-15-2028	520,000	516,628
U.S. Treasury Note	2.88	4-30-2025	470,000	471,891
U.S. Treasury Note	2.88	5-31-2025	490,000	492,029
U.S. Treasury Note	2.88	11-30-2025	125,000	125,376
U.S. Treasury Note	6.00	2-15-2026	146,000	162,368
U.S. Treasury Note	6.50	11-15-2026	30,000	34,547
U.S. Treasury Note	6.63	2-15-2027	235,000	273,683
U.S. Treasury Note	6.75	8-15-2026	220,000	254,040
Total U.S. Treasury securities (Cost $47,852,709)				46,291,742

See accompanying notes to portfolio of investments

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Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.47%
Investment companies: 0.47%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	221,855	$ 221,855
Total Short-term investments (Cost $221,855)				221,855
Total investments in securities (Cost $48,867,267)	99.92%			47,271,290
Other assets and liabilities, net	0.08			39,745
Total net assets	100.00%			$47,311,035

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$331,202	$3,183,155	$(3,292,502)	$0	$0	$221,855	221,855	$237
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Strategic Retirement Bond Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$757,693	$0	$757,693
U.S. Treasury securities	46,291,742	0	0	46,291,742
Short-term investments
Investment companies	221,855	0	0	221,855
Total assets	$46,513,597	$757,693	$0	$47,271,290
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Strategic Retirement Bond Portfolio  |  5